Discontinued operations (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Floor price equivalent percent discount		10.00%	10.00%
Revenues		$ 28,945	$ 26,134	$ 27,978
Operating results of the discontinued businesses
Income tax		(1)	(322)	(167)
Income (loss) from discontinued operations, net of tax		(80)	4,860	438
Income from discontinued operations, net of tax, attributable to parent		(79)	4,852	396
Current assets held for sale and in discontinued operations
Current assets held for sale and in discontinued operations		136	282
Current liabilities held for sale and in discontinued operations
Current liabilities held for sale and in discontinued operations		381	644
Non-current liabilities held for sale and in discontinued operations
Non-current liabilities held for sale and in discontinued operations		$ 43	197
Power Grids business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership interest percent	19.90%	19.90%
Power Grids business
Current assets held for sale and in discontinued operations
Receivables, net		$ 131	280
Inventories, net		0	1
Other current assets		5	1
Current assets held for sale and in discontinued operations		136	282
Current liabilities held for sale and in discontinued operations
Accounts payable, trade		71	188
Other current liabilities		310	456
Current liabilities held for sale and in discontinued operations		381	644
Non-current liabilities held for sale and in discontinued operations
Other non-current liabilities		43	197
Non-current liabilities held for sale and in discontinued operations		43	197
Held for sale and discontinued operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues			108	213
Held for sale and discontinued operations | Power Grids business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Divestment percentage	80.10%
Divestment value	$ 9,241
Combined fair value of the retained investment and the related put option	1,779
Liability in discontinued operations for estimated payments for various contractual items	$ 487	150
Cumulative translation loss relating to sale of business			420
Income tax expense within discontinued operations			262
Escrow Deposit		$ 12	302
Fair value of the right granted for use of brand			$ 258
Transition services agreements, term		3 years
Right granted for use of brand, term			8 years
Income from transition services agreements		$ 173	$ 91
Net interest and other finance expense recorded on allocated basis			20	44
Operating results of the discontinued businesses
Total revenues		0	4,008	9,037
Total cost of sales		0	(3,058)	(6,983)
Gross profit		0	950	2,054
Expenses		(18)	(808)	(1,394)
Change to net gain reconized on sale of business		(65)	5,141	0
Income (loss) from operations		(83)	5,282	660
Net interest income (expense) and other finance expense		2	(5)	(61)
Non-operational pension (cost) credit		0	(94)	5
Income (loss) from discontinued operations before taxes		(81)	5,182	605
Income tax		1	(322)	(167)
Income (loss) from discontinued operations, net of tax		(80)	4,860	438
Income from discontinued operations, net of tax, attributable to parent		(80)	5,170	566
Amount paid to reduce liability		$ 364	33
Non-current liabilities held for sale and in discontinued operations
Gain on disposal adjustments			65
Held for sale and discontinued operations | Power Grids business | Corporate and Other
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Allocated overhead and other management costs reclassified to another segment			$ 40	$ 225